UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F/A
                              AMENDMENT NO. 1

                            FORM 13F/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON May 12, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT, WHICH REQUEST WAS GRANTED. DE NOVO EXTENSION OF SUCH CONFIDENTIAL TREATMENT WAS NOT GRANTED.


               Report for the Quarter Ended March 31, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Fir Tree, Inc.
Address:       535 Fifth Avenue, 31st Floor, New York, New York 10017

13F File Number:    028-6884

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey D. Tannenbaum
Title:         President
Phone:         212-599-0090
Signature, Place, and Date of Signing:

  JEFFREY D. TANNENBAUM         New York, NY           November 8, 2001
  -------------------------     ------------------     ----------------
  Jeffrey D. Tannenbaum


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:           $188,109


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
AZTEC TECHNOLOGY PARTNERS COM      05480L101      1,072     134,500   SH             SOLE                 134,500
  INC
ENCOMPASS SVCS CORP       COM      29255U104      6,591   1,146,186   SH             SOLE               1,146,186
GARTNER GROUP INC NEW     COM      366651107     14,375     912,700   SH             SOLE                 912,700
GARTNER GROUP INC NEW     CL B     366651206     24,065   1,807,700   SH             SOLE               1,807,700
OGDEN CORP                COM      676346109     34,481   2,888,500   SH             SOLE               2,888,500
PRILGRIMS PRIDE CORP      CL A     721467207         93      19,100   SH             SOLE                  19,100
ACNIELSEN CORP            COM      004833109     37,640   1,672,900   SH             SOLE               1,672,900
AMERICAN MOBILE SATELLITE COM      02755R103        240      10,000   SH             SOLE                  10,000
  CORP
CENTRAL NEWSPAPERS INC    CL A     154647101      5,932     177,400   SH             SOLE                 177,400
IGEN INC                  COM      449536101      6,913     276,500   SH             SOLE                 276,500
IMS HEALTH INC            COM      449934108      7,622     450,000   SH             SOLE                 450,000
INFORMATION RES INC       COM      456905108      7,479     934,900   SH             SOLE                 934,900
KROGER CO                 COM      501044101     16,655     948,300   SH             SOLE                 948,300
MEDIAONE GROUP INC        COM      58440J104      8,100     100,000   SH             SOLE                 100,000
RITE AID CORP             COM      767754104      1,969     350,000   SH             SOLE                 350,000
U S WEST INC NEW          COM      91273H101     14,743     203,000   SH             SOLE                 203,000
GLOBALSTAR                COM      G3930H104        139      10,000   SH             SOLE                  10,000
  TELECOMMUNICTNS LTD
